Related party transactions	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Related party transactions
27.	Related party transactions
Related parties include members of Board of Directors of the Company and the executive management of the Group. The following transactions were carried out with related parties:

(a)	Contribution from shareholder
Immediately prior to the Reorganization, the Listing Business was carried out by NewLink and its consolidated entities. NewLink and its consolidated entities provided financial support and services for the Listing Business. Pursuant to the Reorganization, NaaS is regarded as continuing operator of the Listing Business. Newlink provided financial support and waived

RMB264.6
 million and
 RMB27.2
million due from the Group in 2021 and 2022, respectively. The amounts waived were recorded as contribution from shareholder in the respective years.
In 2022, NewLink paid the following amounts on behalf of the Company (i) RMB31.1 million as payroll and non-payroll labor expenses; (ii) RMB4.1 million as rental fees; and (iii) RMB18.7 million as other expenses. The total amount of
RMB53.9
million was reflected through Consolidated Statements of Loss and Other Comprehensive Loss in 2022. The Company paid NewLink a total of RMB26.7 million from January to December 2022. The total amount of RMB27.2 million was waived. In addition, expenses of shared service departments, such as the administrative department, before the completion of the Restructuring were borne by NewLink and were not charged to the Company.

(b)	Options from shareholder
EV charging service business was historically part of NewLink’s businesses and were conducted by NewLink and its consolidated entities at the time. Prior to the completion of the Restructuring, NewLink granted options to certain of its employees associated with the EV Charging Business, which were subsequently transferred to the Group as part of the Restructuring. The share-based compensation in 2021 and 2022 was approximately
RMB10.7

million and RMB18.2
million, respectively, and credited to additional paid in capital accordingly. See Note 23 for further details.

(c)	Key management personnel compensation
The following table sets forth information regarding our directors and executive officers for the years ended December 31, 2020, 2021 and 2022.

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Short-term employee benefits	1,056	2,692	2,694
Share-based compensation	—	—	123,383

	1,056	2,692	126,077